Schedule of Key Valuation Inputs (Details) (Parenthetical)	Sep. 30, 2022
Measurement Input Credit Spread One [Member]
Short-Term Debt [Line Items]
Dividend yield	7.23
Measurement Input Credit Spread Two [Member]
Short-Term Debt [Line Items]
Dividend yield	9.32
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Dividend yield	13.0
Stream Being Advanced [Member]
Short-Term Debt [Line Items]
Dividend yield	59
Stream Not Being Advanced [Member]
Short-Term Debt [Line Items]
Dividend yield	41
C D Note [Member]
Short-Term Debt [Line Items]
Dividend yield	5.0
C D Note One [Member]
Short-Term Debt [Line Items]
Dividend yield	0.219
C D Note One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Dividend yield	0.92	[1],[2]
C D Note Two [Member]
Short-Term Debt [Line Items]
Dividend yield	0.212
C D Note Two [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Dividend yield	1.80	[1],[2]

[1]	The CD’s carries a Discount for Lack of Marketability (“DLOM”) of 5.0%.
[2]	The conversion price of the CD1 is $0.219 and CD2 is $0.212